Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Sharebased payment award, vesting rights percentage		25.00%
Share based compensation	814,272
Unrecognized compensation costs (in Dollars)		$ 362
Options respectively granted (in Dollars per share)		$ 239,610	$ 321,777	$ 3,347,705
Unvested stock options		8,116,000
Weighted-average period		1 year 10 months 20 days
Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Sharebased payment award, vesting rights percentage		25.00%
Common stock capital shares reserved for future issuance additions			8,370,000	2,318,860
Ordinary shares, reserved for issuance		28,383,788	28,383,788
Minimum [Member] | Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Share based payment award, expiration period		7 years
Maximum [Member] | Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Share based payment award, expiration period		10 years
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) [Line Items]
Share based compensation	814,272
Share-Based Payment Arrangement, Option [Member] | Merger And Acquisition Transaction [Member]
Stock-Based Compensation (Details) [Line Items]
Number Of Outstanding Options Unvested	1,439,160
Unrecognized compensation costs (in Dollars)	$ 4,284
Cost expected to be expensed, weighted average period		1 year 5 months 4 days
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Cost expected to be expensed, weighted average period		3 years 29 days
Nonvested award, excluding option, cost not yet recognized, amount (in Dollars)		$ 16,516
Share-based compensation arrangement by share-based payment award equity instruments granted		3,996,976
Restricted Stock Units (RSUs) [Member] | Related Parties [Member]
Stock-Based Compensation (Details) [Line Items]
Share-based compensation arrangement by share-based payment award equity instruments granted		515,103	7,398	0
General and Administrative Expense [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) [Line Items]
Share-based Payment Arrangement, Accelerated Cost (in Dollars)	$ 3,396